Subordinated Debentures (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2008	Dec. 31, 2003
Subsidiary, Sale of Stock [Line Items]
Subordinated debentures	$ 5,155	$ 5,155		$ 5,155
Holding Company's investment in the common stock	155
Holding Company may redeem the subordinated debentures in a principal amount with integral multiples			$ 1
Percentage in which holding company redeem subordinated debentures			100.00%
Current interest paid	$ 3,061	$ 2,612
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Holding Company, closed a pooled private offering				5,000
Trust preferred securities with a liquidation amount				$ 1
Subordinated Debentures Maturing On December 30,2033 [Member]
Subsidiary, Sale of Stock [Line Items]
Maturity date of subordinated debentures	Dec. 30, 2033
Trust preferred securities and subordinated debentures have a stated percentage	3.85%	3.45%
Subordinated [Member]
Subsidiary, Sale of Stock [Line Items]
Number of years with no principal repayment	5 years
Maximum number of years for deferred interest payments	5 years
London Interbank Offered Rate [Member]
Subsidiary, Sale of Stock [Line Items]
Trust preferred securities and subordinated debentures have a variable rate of interest	2.85%	2.85%